OTHER CURRENT AND NON-CURRENT NON-FINANCIAL ASSETS - (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current non-financial assets
Prepaid expenses	$ 6,059,201	$ 7,860,112
Tax credit remainder	905,826	2,022,493
Others	19,991,973	4,836,499
Total	26,957,000	14,719,104
Other non-current non-financial assets
Prepaid expenses	1,074,940	1,254,775
Tax credit remainder	40,922,425	52,746,937
Judicial deposits	15,723,829	15,259,876
Others	1,951,072	1,600,028
Total	$ 59,672,266	$ 70,861,616